Accumulated Other Comprehensive Loss (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Comprehensive Loss
Balance, at beginning	$ 31,294,784		$ 31,279,518	$ 31,279,518
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (c)	(3,088)	[1]		(10,472)
Balance, at ending	31,587,247		31,457,381	31,294,784	$ 31,279,518
Net gain on securities transactions					(24,000)
Provision for income taxes					6,538
Accumulated Other Comprehensive Loss
Other Comprehensive Loss
Balance, at beginning	(752,788)		(784,857)	(784,857)	(369,029)
Other comprehensive loss before reclassifications (net of tax)	113,624		(93,479)	37,611	(404,176)
Amortization of amounts transferred from debt securities available for sale to held to maturity (a)	1,257		1,539	4,930	5,810
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (c)	(3,088)			(10,472)
Amounts reclassified from accumulated other comprehensive income, (net of tax) (b)					(17,462)
Balance, at ending	(640,995)		(876,797)	(752,788)	(784,857)
Unrealized Gains and Losses on Available for Sale Debt Securities
Other Comprehensive Loss
Balance, at beginning	(712,843)		(739,982)	(739,982)	(318,344)
Other comprehensive loss before reclassifications (net of tax)	113,624		(93,479)	37,611	(404,176)
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (c)	(3,088)			(10,472)
Amounts reclassified from accumulated other comprehensive income, (net of tax) (b)					(17,462)
Balance, at ending	(602,307)		(833,461)	(712,843)	(739,982)
Unrealized Losses on Held to Maturity Debt Securities
Other Comprehensive Loss
Balance, at beginning	(39,945)		(44,875)	(44,875)	(50,685)
Amortization of amounts transferred from debt securities available for sale to held to maturity (a)	1,257		1,539	4,930	5,810
Balance, at ending	$ (38,688)		$ (43,336)	$ (39,945)	$ (44,875)

[1]	The reclassification is included in the Consolidated Statements of Income as Other Expenses.